Finance Income (Tables)	12 Months Ended
Dec. 31, 2017
Finance income [Abstract]
Finance Income
Finance income for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Interest income	￦	241,585	241,778	206,143
Dividends income		14,069	9,446	11,477
Gains on disposal of financial assets		4	1,482	1,130
Gains on valuation of Financial assets at fair value through profit or loss		—	—	12
Gains on valuation of derivatives		610,582	293,830	16,165
Gains on transaction of derivatives		151,851	45,549	29,257
Gains on foreign currency translation		127,372	161,905	1,115,832
Gains on foreign currency transaction		37,377	37,553	150,602
Other finance income		148	—	—

	￦	1,182,988	791,543	1,530,618

Interest Income
Interest income included in finance income for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Cash and cash equivalents	￦	54,687	61,380	35,474
Available-for-sale financial assets		29	—	290
Held-to-maturity investments		99	97	82
Loans and receivables		28,586	25,106	30,014
Short-term financial instrument		46,921	45,763	29,412
Long-term financial instrument		10,492	7,195	8,144
Trade and other receivables		100,771	102,237	102,727

	￦	241,585	241,778	206,143